Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Current Assets
Cash and cash equivalents	$ 2,002,923	$ 1,246,197	$ 126,878
Accounts receivable	18,760
Prepaid expenses	10,000	$ 3,000
Total Current Assets	2,031,683	1,249,197
Capitalized software, net	9,801	10,551
Total Assets	2,041,484	1,259,748
Current Liabilities:
Accounts payable	26,863	5,000
Accrued liabilities - related party	357,162	$ 267,162
Deferred revenue	4,112
Note payable	$ 45,000
Secured note		$ 250,000
Unsecured notes		1,403,450
Due to related party	$ 923,457	597,242
Total Liabilities	1,356,593	2,522,854
Stockholders' (Deficit) Equity:
Common stock, value	34,472	24,000
Additional paid in capital	2,192,677	286,000
Accumulated deficit	(1,542,259)	(1,573,106)
Total Stockholders' (Deficit) Equity	684,891	(1,263,106)	18,218
Total Liabilities and Stockholders' (Deficit) Equity	$ 2,041,484	1,259,748
Content Checked Inc [Member]
Current Assets
Cash and cash equivalents		1,246,197	$ 126,878
Prepaid expenses		3,000
Total Current Assets		1,249,197	$ 126,878
Capitalized software, net		10,551	13,551
Total Assets		1,259,748	140,430
Current Liabilities:
Accounts payable and accrued liabilities		5,000	3,204
Accrued liabilities - related party		267,162	$ 82,276
Secured note		250,000
Unsecured notes		1,403,450
Due to related party		597,242	$ 145,979
Total Liabilities		2,522,854	231,459
Stockholders' (Deficit) Equity:
Common stock, value		310,000	310,000
Accumulated deficit		(1,573,106)	(401,029)
Total Stockholders' (Deficit) Equity		(1,263,106)	(91,029)
Total Liabilities and Stockholders' (Deficit) Equity		$ 1,259,748	140,430
Previously Reported [Member]
Current Assets
Cash and cash equivalents			21,093
Total Current Assets		$ 0	21,093
Total Assets		0	$ 21,093
Current Liabilities:
Accounts payable		6,055
Loan from shareholder		2,875	$ 2,875
Total Current Liabilities		8,930	2,875
Total Liabilities		$ 8,930	$ 2,875
Stockholders' (Deficit) Equity:
Preferred Stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of March 31, 2015 and 2014
Common stock, value		$ 30,573	$ 30,573
Additional paid in capital		4,727	4,727
Accumulated deficit		(44,230)	(17,082)
Total Stockholders' (Deficit) Equity		(8,930)	18,218
Total Liabilities and Stockholders' (Deficit) Equity		$ 0	$ 21,093